Consolidated Statements of Shareholders’ Equity (Unaudited) ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings (Accumulated Deficit) CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non- Controlling Interests CNY (¥)	CNY (¥)	USD ($)
Balance at Mar. 31, 2023	¥ 1	¥ 216,512	¥ (175,893)	¥ 3,469	¥ (3,357)	¥ 40,732
Balance (in Shares) at Mar. 31, 2023 | shares	542,712
Net loss			(10,486)		(1,280)	(11,766)
Foreign currency translation difference				343	(258)	85
Balance at Sep. 30, 2023	¥ 1	216,512	(186,379)	3,812	(4,895)	29,051
Balance (in Shares) at Sep. 30, 2023 | shares	542,712
Balance at Mar. 31, 2024	¥ 12	573,881	(208,828)	2,733	(5,191)	362,607
Balance (in Shares) at Mar. 31, 2024 | shares	15,684,558
Issuance of ordinary shares	¥ 5	35,083				35,088
Issuance of ordinary shares (in Shares) | shares	7,802,894
Issuance of shares to officers	¥ 1	107,975				107,976
Issuance of shares to officers (in Shares) | shares	2,352,684
Net loss			(127,317)			(127,317)	$ (18,144)
Foreign currency translation difference				1,231		1,231
Balance at Sep. 30, 2024	¥ 18	¥ 716,939	¥ (336,145)	¥ 3,964	¥ (5,191)	¥ 379,585	$ 54,091
Balance (in Shares) at Sep. 30, 2024 | shares	25,840,136